Investment Objectives and Goals	Dec. 31, 2025
Virtus Ceredex Large-Cap Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Ceredex Small-Cap Value Equity Fund